MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
The following table sets forth the Company's marketable securities:

	June 30,	December 31,
	2017	2016
Israeli mutual funds	$973	$957
Certificates of deposit	23,263	33,350
Municipal and agency bonds	17,885	26,890
Total	$42,121	$61,197

Schedule of the fair value, cost and gross unrealized holding gains of the securities owned
As of June 30, 2017 and December 31, 2016 the fair value, cost and gross unrealized holding gains and losses of the securities owned by the Company were as follows:

	June 30, 2017
	Fair value	Cost or Amortized cost	Gross unrealized holding losses	Gross unrealized holding gains
Israeli mutual funds	$973	$951	$-	$22
Certificates of deposit	23,263	23,283	33	13
Municipal and agency bonds	17,885	17,909	25	1
Total	$42,121	$42,143	$58	$36

	December 31, 2016
	Fair value	Cost or Amortized cost	Gross unrealized holding losses	Gross unrealized holding gains
Israeli mutual funds	$957	$952	$-	$5
Certificates of deposit	33,350	33,408	68	10
Agency bonds	26,890	26,901	13	2
Total	$61,197	$61,261	$81	$17

Schedule of maturity dates of debt securities
As of June 30, 2017 and December 31, 2016 the Company's debt securities had the following maturity dates:

	Market value
	June 30, 2017	December 31, 2016
Due within one year	$30,189	$42,708
1 to 2 years	9,674	14,513
2 to 3 years	1,285	3,019
Total	$41,148	$60,240